UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska            68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska            68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period:6/30/13

Item 1.  Reports to Stockholders.

Adaptive Allocation

Portfolio

Semi-Annual Report

June 30, 2013

1-866-263-9260

www.unusualfund.com

Distributed by Northern Light Distributors, LLC

FINRA Member

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION PORTFOLIO

June 30, 2013

Over the past six months, we continued to implement the changes to our models that began in 2012.  Most of the changes have been implemented, and we expect the balance to be completed in the next quarter.  We believe that the completion of our model modifications has the potential for further risk reduction, while still allowing for upside participation.  Keep in mind that we always look for ways to further enhance our risk management strategies.

Despite a June sell-off, U.S. equities, as represented by the S&P 500 Index, were up for the first half of the year. Other asset classes did not fare as well. Emerging market equities and Gold prices were down sharply.  Bonds, as represented by the Barclay’s Aggregate Bond Index, were lower for the period, as a rise in interest rates led to a drop in bond prices in May and June.  REITS similarly dropped in value in May and June, giving back most of their gains from the first quarter.  Overall, the first six months of 2013 were a mixed bag, as some asset classes were up and others were down for the period.

Our models indicated a trend shift and identified increased risk for many of the asset classes that the Portfolio may invest in, as several of them moved out to cash during the period. Our Real Estate Investment Trust, Oil/Gas Infrastructure, Emerging Markets, US Mid Cap Equity models and all of our bond models (Inflation Protected, High Yield Corporates and High Yield Municipals) received “sell” signals during the period. Our Gold model remained out of the market during the entire period. The only models that were in the market, as the period came to a close, were our US Large Cap Equity, which was in the market for the entire period, and our US Small Cap Equity, which was in to a lesser degree.

Taken as a whole, our models currently indicate that current market trends warrant cautious, defensive positioning. We will remain invested mostly in cash equivalents until our models indicate that the potential upside reward appears greater than the potential downside risk.  Keep in mind that there is no guarantee of future results.

The total return for the Adaptive Allocation Portfolio (net of fund expenses) for the 6 month period ending June 30, 2013 was a gain of 2.5%.  Further return information for the Adaptive Allocation Portfolio (net of fund expenses) and the S&P 500 and Hedge Fund Research, Inc. (HFRI) Macro Systematic Diversified Indices (does not include any fund expenses) for the period ending June 30, 2013, is presented on the following page (periods greater than 1 year are annualized).

The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end or back end load for the Adaptive Allocation Portfolio. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May 1, 2013 is 2.31%.

The Portfolio is an Investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses.

For current performance information, please visit www.unusualfund.com or call toll-free 1-866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The Hedge Fund Research, Inc. (HFRI) Macro Systematic Diversified Index tracks strategies using investment procedures that identify market opportunities containing trending or momentum characteristics across asset classes and other instruments. These strategies normally focus on instruments that are highly liquid with short holding periods. These strategies typically would expect to have no greater than a 35% investment in either dedicated currency or commodity exposures over a given market cycle.

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market. It is an informational measure of broad market returns commonly applied to fixed income instruments. The index includes U.S. Treasuries, government-related issues, corporate bonds, agency mortgage-backed passthroughs (MBS), consumer asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS).

1746-NLD-7/24/2013

Adaptive Allocation Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Portfolio's performance figures* for the period ending June 30, 2013, compared to its benchmarks:

	Six Months	One Year	Three Year	Five Year	Inception** - June 30, 2013
Adaptive Allocation Portfolio	2.54%	(2.30%)	1.77%	2.42%	0.54%
S&P 500 Total Return Index	13.82%	20.60%	18.45%	7.01%	3.10%
Hedge Fund Research, Inc. (HFRI) Macro Systematic Diversified Index	(0.71%)	(2.29%)	1.23%	1.24%	3.70% ***

* The Performance data quoted is historical. Past performance is no guarantee of future results as well as other charges and expenses of the insurance contract, or separate account. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account.  Performance figures for previous greater than one year are annualized.

** Inception date is May 22, 2007.
*** Since May 31, 2007.

	Holdings by Industries			% of Net Assets
	Exchange-Traded Funds			21.7%
	Short-Term Investments			79.9%
	Other, Cash & Cash Equivalents			(1.6)%
				100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Portfolio's holdings.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 21.7%
	DEBT FUND - 10.1%
41,476	SPDR Barclays 1-3 Month T-Bill ETF *	$ 1,899,601

	EQUITY FUNDS - 11.6%
24,464	Direxion Daily S&P 500 Bull 3x Shares *	1,009,140
8,054	ProShares Ultra Russell2000 *	483,884
4,217	SPDR S&P 500 ETF Trust	674,762
		2,167,786

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,594,469)	4,067,387

	SHORT-TERM INVESTMENTS - 79.9%
	MONEY MARKET FUNDS - 79.9%
4,000,000	Fidelity Institutional Money Market Funds - Treasury Only Portfolio -
	Class I, 0.01% **	4,000,000
2,941,466	Goldman Sachs Financial Square Funds - Government Fund -
	Administrative Shares, 0.00% **	2,941,466
4,000,000	Goldman Sachs Financial Square Funds - Prime Obligations Fund -
	Administrative Shares, 0.00% **	4,000,000
4,000,000	Goldman Sachs Financial Square Funds -
	Treasury Instruments Fund, Administrative Shares, 0.00% **	4,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,941,466)	14,941,466

	TOTAL INVESTMENTS - 101.6% (Cost - $18,535,935) (a)	$ 19,008,853
	OTHER ASSETS LESS LIABILITIES - NET - (1.6) %	(295,164)
	NET ASSETS - 100.0%	$ 18,713,689

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
	$ 18,535,935 and differs from market value by net unrealized appreciation (depreciation)
	of securities as follows:
Unrealized appreciation:		$ 491,486
Unrealized depreciation:		(18,568)
Net unrealized appreciation:		$ 472,918

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

ASSETS
Investment securities:
At cost	$ 18,535,935
At value	$ 19,008,853
Receivable for Portfolio shares sold	24,904
Dividends and interest receivable	5,277
Prepaid expenses and other assets	75
TOTAL ASSETS	19,039,109

LIABILITIES
Payable for Portfolio shares redeemed	284,063
Investment advisory fees payable	14,975
Distribution (12b-1) fees payable	3,744
Shareholder servicing fees	3,744
Fees payable to other affiliates	3,869
Accrued expenses and other liabilities	15,025
TOTAL LIABILITIES	325,420
NET ASSETS	$ 18,713,689

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 19,689,220
Accumulated net investment loss	(28,386)
Accumulated net realized loss from security transactions	(1,420,063)
Net unrealized appreciation of investments	472,918
NET ASSETS	$ 18,713,689

Shares of beneficial interest outstanding	1,852,952

Net asset value (Net assets/shares outstanding), offering and redemption price per share	$ 10.10

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME
Dividends	$ 172,640
Interest	189
TOTAL INVESTMENT INCOME	172,829

EXPENSES
Investment advisory fees	100,700
Shareholder servicing fees	25,175
Distribution (12b-1) fees	25,175
Administrative services fees	13,660
Accounting services fees	10,593
Professional fees	10,234
Transfer agent fees	9,216
Printing and postage expenses	7,898
Compliance officer fees	6,007
Trustees' fees and expenses	3,726
Custodian fees	3,196
Insurance expense	943
Other expenses	186
TOTAL EXPENSES	216,709

NET INVESTMENT LOSS	(43,880)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	463,061
Net change in unrealized appreciation (depreciation) on investments	136,314

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	599,375

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 555,495

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	June 30, 2013	December 31, 2012
FROM OPERATIONS	(Unaudited)
Net investment income (loss)	$ (43,880)	$ 19,083
Net realized gain (loss) from security transactions	463,061	(1,790,189)
Net change in unrealized appreciation (depreciation) on investments	136,314	(31,171)
Net increase (decrease) in net assets resulting from operations	555,495	(1,802,277)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	-	(262,104)
From net investment income	-	(167,841)
Net decrease in net assets resulting from distributions to shareholders	-	(429,945)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,212,593	3,689,747
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	429,945
Payments for shares redeemed	(4,987,089)	(16,771,099)
Net decrease in net assets resulting from shares of beneficial interest	(3,774,496)	(12,651,407)

TOTAL DECREASE IN NET ASSETS	(3,219,001)	(14,883,629)

NET ASSETS
Beginning of Period	21,932,690	36,816,319
End of Period*	$ 18,713,689	$ 21,932,690
* Includes accumulated net investment income (loss) of:	$ (28,386)	$ 15,494

SHARE ACTIVITY
Shares Sold	120,084	348,574
Shares Reinvested	-	43,694
Shares Redeemed	(492,743)	(1,580,949)
Net decrease in shares of beneficial interest outstanding	(372,659)	(1,188,681)

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2013		2012	2011	2010	2009	2008
	(Unaudited)
Net asset value, beginning of period	$ 9.85		$ 10.78	$ 11.19	$ 9.55	$ 7.91	$ 9.69

Activity from investment operations:
Net investment income (loss) (1,2)	(0.02)		0.01	0.06	(0.05)	(0.01)	(0.07)
Net realized and unrealized gain
(loss) on investments	0.27		(0.76)	(0.47)	1.69	1.65	(1.67)
Total from investment operations	0.25		(0.75)	(0.41)	1.64	1.64	(1.74)

Less distributions from:
Net investment income	-		(0.07)	-	-	-	(0.04)
Net realized gains	-		(0.11)	-	-	-	-
Total distributions	-		(0.18)	-	-	-	(0.04)

Net asset value, end of period	$ 10.10		$ 9.85	$ 10.78	$ 11.19	$ 9.55	$ 7.91

Total return (3)	2.54%	(7)	(6.93%)	(3.66%)	17.17%	20.73%	(17.99%)

Net assets, end of period (000s)	$ 18,714		$ 21,933	$ 36,816	$ 24,826	$ 14,987	$ 13,525

Ratio of gross expenses
to average net assets (4,5)	2.15%	(6)	1.96%	1.92%	2.15%	2.40%	2.41%

Ratio of net expenses
to average net assets (4)	2.15%	(6)	1.96%	1.91%	2.12%	2.39%	2.38%

Ratio of net investment income (loss)
to average net assets (2,4)	(0.44%)	(6)	0.06%	0.51%	(0.48%)	(0.16%)	(0.77%)

Portfolio Turnover Rate	96%	(7)	343%	243%	208%	203%	700%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(3)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and  capital gains distributions, if any.  Had the Adviser or affiliates not waived a portion of its fees for the years ended December 31, 2008, 2009, 2010 and 2011, total returns would have been lower.

(4)	The ratios of expenses to average net assets and net investment income(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser and affiliates for the years ended December 31, 2008, 2009, 2010 and 2011.
(6) Annualized.
(7) Not annualized.

See accompanying notes to financial statements.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2013

1.

ORGANIZATION

The Adaptive Allocation Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The Portfolio seeks growth and risk-adjusted total return. The principal investment strategy of the Portfolio is to invest in open-end and closed-end investment companies and exchange-traded funds and equity and debt securities.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Investments in open-end investment companies are valued at net asset value..

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2013 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,067,387	$ -	$ -	$ 4,067,387
Short-Term Investments	14,941,466	-	-	14,941,466
Total	$ 19,008,853	$ -	$ -	$ 19,008,853

The Portfolio did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolio’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolio.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009 - 2011), or expected to be taken in the Portfolio’s 2012 tax returns. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $13,089,952 and $19,304,123, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. Critical Math Advisors, LLC serves as the Portfolio’s Investment Adviser (the “Adviser”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolio are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust on behalf of the Portfolio, the Adviser under the oversight of the Board, directs the daily investment operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Portfolio pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Trust, with respect to the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Portfolio shares ("12b-1 Plan" or "Plan").  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities. Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the Plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The Adviser may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.  For the six months ended June 30, 2013, the Distributor did not receive any underwriting commissions for sales of the Portfolio’s shares.

Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $4,875 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.  Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an adviser received a quarterly fee of $3,500.  Effective July 1, 2013, in addition to the

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolio.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Portfolio.

Custody Administration

Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended June 30, 2013 were $468. The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the 1940 Act.  As of June 30, 2013, Midland Life Insurance Company held 99.5% of the voting securities of the Adaptive Allocation Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland Life Insurance Company are also owned beneficially.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following period was as follows:

Fiscal Year Ended
December 31, 2012
Ordinary Income	$ 429,945
Long-term Capital Gain	-
$ 429,945

There were no distributions paid for the fiscal year ended December 31, 2011.

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Other		Accumulated	Unrealized	Total
Ordinary	Long-Term	Book/Tax	Post October	Capital Loss	Appreciation/	Accumulated
Income	Gains	Differences	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 18,633	$ -	$ (3,139)	$ (1,230,696)	$ (652,428)	$ 336,604	$ (1,531,026)

The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organization expenses for tax purposes in the amount of $3,139.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolio incurred and elected to defer such capital losses of $1,230,696.

At December 31, 2012, the Portfolio had a capital loss carry forward for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 652,428	$ -	$ 652,428	No Expiration

7.   NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

8.   SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Adaptive Allocation Portfolio

EXPENSE EXAMPLES (Unaudited)

June 30, 2013

As a shareholder of the Adaptive Allocation Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees, as well as other charges and expenses of the insurance contract, or separate account.

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 – 6/30/13*
Actual	$1,000.00	$1,025.40	$ 10.80
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$ 10.74

*Expenses are equal to the Portfolio’s annualized expense ratio of 2.15%, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

Renewal of Advisory Agreement – Adaptive Allocation Portfolio *

In connection with the regular meeting held on November 14 and 15, 2012, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “1940 Act”) (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Critical Math Advisors LLC(the “Adviser”) and the Trust, on behalf of Adaptive Allocation VIT Portfolio (the “Portfolio”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees considered that the Adviser continues to provide investment management services to the Portfolio based on proprietary technical and fundamental investment models developed by the Adviser’s primary portfolio manager. They further noted that the investment models are based on objective, rule-based risk reduction techniques applied to a universe of thousands of stocks and market indices.  The Board considered that, in addition to its services provided in previous years, the Adviser has continued to develop additional trading models and make improvements to existing models in an attempt to further the overall strategy of the Portfolio.  Additionally, the Board noted that the Adviser continues to utilize a pre-trade checklist to proactively avoid compliance deviations, and that there have been no compliance issues related to the Portfolio since the last renewal of the advisory agreement. The Board also noted that, based on the information provided by the Adviser, the Adviser possesses sufficient resources to provide advisory service at expected levels of quality.

Performance.  The Trustees noted that the Portfolio had underperformed its peer group average and Morningstar category averages with returns of -3.99%, 2.41% and 13.20% (Moderate Allocation) and 3.29% (Multi-Alternatives), respectively, for the last 1 year.  With respect to the Portfolio’s performance since inception, the Board noted that it was positive.  The Board considered that the Adviser’s equity trading model’s conservative initial investments often resulted in a performance lag when the equity index declined, but that this design is intended to avoid the effects of rapidly changing security prices in the markets.  They noted the Adviser’s representation that its trading models will perform the best during long-term trending environments and that over the last year, the non-trending, volatile equity markets have contributed to the Portfolio’s underperformance. The Trustees were pleased that the Adviser has made adjustments to the model to reduce the impact of short term volatility and noted that the retail version of the Portfolio had performed well over certain market cycles.  The Trustees concluded that the performance was reasonable.

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

Fees and Expenses.  The Trustees noted that the Adviser charges the Portfolio a 1% management fee and that it is above both the average fee charged by funds in the Portfolio’s peer group (0.99%), and both the Morningstar Moderate Allocation (0.55%) and Multi-Alternatives (0.98%).  The Trustees considered that the Adviser has an expense limitation in place which limits the fees charged to shareholders to 2.49%. They further considered that the cost structure would tend to be higher than moderate allocation funds because the Adviser adds value through risk management strategies, particularly during periods of down equity markets.  After further discussion, the Board concluded that the fee and overall expense ratio were reasonable considering the size of the Portfolio and the fees charged by the peer group.

Economies of Scale.  The Trustees noted that the Adviser is continuing to assist with distribution efforts by making presentations to financial Advisers.  They noted that these efforts will aid in increasing the Portfolio’s assets, thereby resulting in economies to existing and future shareholders.  The Board further noted that while the Adviser does not anticipate any break points in its fee at this time due to the level of assets in the Portfolio, it plans to pass on economies of scale to the shareholders as assets increase and will consider adjustments to its fee level reflecting economies at that time.  After discussion, it was the consensus of the Trustees that based on the current size of the Portfolio, while economies had not been reached at this time, the matter of economies of scale would be revisited at the next renewal of the Advisory Agreement and as the Portfolio size materially increases.

Profitability.  The Trustees reviewed a profitability analysis provided by the Adviser and noted that, based on that information; the Adviser is realizing a modest net profit from its relationship with the Portfolio.  They noted the additional benefit the principals of the Adviser may receive from 12b-1 shareholder servicing fees paid to them as registered representatives for clients that are invested in the Portfolio.  After further discussion, the Trustees concluded that the Adviser was not excessively profitable.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Portfolio.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolio.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/23/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/23/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/23/13